Business Combinations (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Business Acquisition [Line Items]
Business combinations	$ 53,177	$ 4,725
Roto-Rooter [Member]
Business Acquisition [Line Items]
Number of businesses acquired | item	4	2
Business combinations	$ 42,200	$ 4,700
VITAS [Member]
Business Acquisition [Line Items]
Number of businesses acquired | item	1
Business combinations	$ 11,000